Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income (loss)	$ 13,056,359	$ (17,248,524)	$ (38,956,582)	$ (23,230,902)	$ (21,727,818)	$ (9,561,280)
Denominator:
Adjusted net income	625,714	2,446	274,295	2,101
Net income (loss) per common share - basic	$ 20.87	$ (7,051.73)	$ (142.02)	$ (11,057.07)
Net income (loss)	$ 13,056,359	$ (17,248,524)	$ (38,956,582)	$ (23,230,902)	$ (21,727,818)	$ (9,561,280)
Weighted average common shares - basic	625,714	2,446	274,295	2,101
Series E convertible preferred stock	123,639
Unit purchase option	2,916
Employee stock options	3
Denominator for Diluted Calculation	752,272	2,446	274,295	2,101
Net income (loss) per common share - diluted	$ 15.78	$ (7,051.73)	$ (142.02)	$ (11,057.07)